Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,375,000
Previously Paid Amount	0.00
Total Fee Amount	1,570.89
Total Offset Amount	0.00
Net Fee	1,570.89
Narrative - Max Aggregate Offering Price	$ 11,375,000
Final Prospectus	true